Income Tax (Income)/ Expense (Details) - Summary of deferred tax balances - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary difference [Member]
Income Tax (Income)/ Expense (Details) - Summary of deferred tax balances [Line Items]
Beginning of the year	$ 59,616,758	$ 60,645,730	$ 38,761,131
Bad Debt provisions charged to profit or loss	(2,334,410)	(1,028,972)
Impairment charged to profit or loss			13,507,681
Tax loss carried forward	6,227,296		8,376,919
Effect of translation
End of the year	63,509,644	59,616,758	60,645,730
Deferred tax assets [Member]
Income Tax (Income)/ Expense (Details) - Summary of deferred tax balances [Line Items]
Beginning of the year	14,127,559	14,688,829	9,924,944
Bad Debt provisions charged to profit or loss	(583,603)	257,243
Impairment charged to profit or loss			3,376,920
Tax loss carried forward	1,556,824		2,094,230
Effect of translation	(692,853)	(615,609)	(707,265)
End of the year	$ 16,960,839	$ 14,127,559	$ 14,688,829